Risk management (Tables)	6 Months Ended
Jun. 30, 2021
Balance of financial assets and liabilities denominated in foreign currency
Schedule of The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies

The book values of financial assets and liabilities denominated in foreign currency are presented in the following table:

	As of June 30,	As of December 31,
(USD$ Millions)	2021	2020
	Unaudited
Cash and cash equivalents	292	197
Other financial assets	708	1,164
Trade receivables and payables, net	498	203
Loans and borrowings	(11,660)	(11,814)
Other assets and liabilities, net	83	277
Net liability position	(10,079)	(9,973)

Schedule of Sensitivity analysis for types of market risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2021:

Scenario / variation in	Effect on income	Effect on other
the exchange rate	before taxes +/–	comprehensive income +/–
1%	17,380	360,431
5%	86,900	1,802,156

Schedule of hedging instruments

The following is the movement of this non-derivative hedging instrument:

(USD$ Millions)	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	1,300	1,300
Reassignment of hedging instruments	269	1,230
Realized exports	(269)	(1,230)
Closing balance	1,300	1,300

Schedule of movement of other comprehensive income by item explanatory

The following is the movement in the other comprehensive income:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	(136,470)	(135,748)
Exchange difference	(410,800)	(201,967)
Realized exports (Note 22)	81,095	193,374
Ineffectiveness	14,190	9,779
Deferred tax (Note 10)	95,480	(1,908)
Closing balance	(356,505)	(136,470)

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

	Before
Year	taxes	Taxes	After taxes
2021 (Jul-Dec)	113,722	(34,301)	79,421
2022	227,445	(68,602)	158,843
2023	169,308	(51,067)	118,241
	510,475	(153,970)	356,505

Schedule of leverage ratio

The following is the leverage index over the periods reported:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Loans and borrowings (Note 17)	50,060,470	46,731,754
Cash and cash equivalents (Note 6)	(5,021,544)	(5,082,308)
Other financial assets (Note 9)	(1,398,708)	(3,071,659)
Net financial debt	43,640,218	38,577,787
Equity (Note 21)	59,991,045	53,499,363
Leverage (1)	42.11%	41.90%

(1)	Net financial debt / (Net financial debt + Equity)

Hedge of a net investment in a foreign operation
Balance of financial assets and liabilities denominated in foreign currency
Schedule of hedging instruments

The following is the movement in the other comprehensive income:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	1,494,926	1,130,583
Exchange difference	2,639,256	520,490
Deferred tax (Note 10)	(791,777)	(156,147)
Closing balance	3,342,405	1,494,926